U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.    Name and address of issuer:

      Oppenheimer Money Market Fund, Inc.
      Two World Trade Center
      New York, NY  10048

2.    Name of each  series  or class of funds for  which  this  notice is filed:

      Class A shares

3.    Investment Company Act File Number: 811-2454

      Securities Act File Number: 2-49887

4.    Last day of fiscal year for which this notice is filed: 7/31/97

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
      24f-2 declaration:                                                   /  /

6.    Date of termination of issuer's declaration under rule
      24f-2(a)(1), if applicable (see instruction a.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      1,817,132,290           $1,817,132,290

8.    Number and amount of  securities  registered  during the fiscal year other
      than pursuant to rule 24f-2:       -0-

9.    Number and aggregate sale price of securities sold during the fiscal year:

      2,384,396,754           $2,384,396,754

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      2,384,396,754           $2,384,396,754

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      45,124,419              $45,124,419

12.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                  $2,384,396,754
                                                                    ------------
      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                    +$45,124,419
                                                                    ------------
      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                 -$2,429,521,173
                                                                    ------------
      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
             (if applicable):
                                                                        + -0-
                                                                    ------------
      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii),



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              less line (iii), plus line (iv)) (if applicable):
                                                                        $-0-
                                                                    ------------
      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                        x 1/3300
                                                                    ------------
      (vii)   Fee due (line (i) or line (v) multiplied by line (vi)):
                                                                           $-0-
                                                                    ------------

Instruction:    Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other
     Procedures (17 CFR 202.3a).                                            / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

        N/A

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                             By: /s/Robert J. Bishop
                                -----------------------------
                                Robert J. Bishop, Assistant Treasurer

Date: September 26, 1997

cc:   Ronald Feiman, Esq.
      Katherine Feld, Esq.
      Gloria LaFond

                  GORDON ALTMAN BUTOWSKY WEITZEN SHALOV & WEIN
114 WEST 47TH STREET                                  NEW YORK, N.Y. 10036
TELEPHONE: (212) 626-0800                             TELECOPIER (212) 626-0799



                                    September 25, 1997




Oppenheimer Money Market Fund, Inc.
Two World Trade Center
New York, New York  10048-0203

Ladies and Gentlemen:

     In connection with the public offering of shares of capital stock, $.10 par value (the "Shares") of Oppenheimer Money Market Fund, Inc. (the "Fund"), we have examined such records and documents and have made such further investigation and examination as we deemed necessary for the purpose of this opinion.

     It is our opinion that the Shares, the registra tion of which is made definite by the accompanying Rule 24f-2 Notice of the Fund, were legally issued, fully paid and non-assessable by the Fund to the extent set forth in its Prospectus forming part of its Registration Statement under the Securities Act of 1933, as amended.

     We hereby consent to the filing of this opinion with said Notice.

                                Very truly yours,

                              /s/GORDON ALTMAN BUTOWSKY
                                 WEITZEN SHALOV & WEIN